CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Accumulated Losses	Accumulated Other Comprehensive Loss	Total Company's Shareholders' Equity	Non-controlling Interests	Total
Balance at Dec. 31, 2022	$ 86,478	$ 1,497,273	$ (971,481)	$ (1,903)	$ 610,367	$ 26,503	$ 636,870
Balance (in shares) at Dec. 31, 2022	864,775
Net income			168,551		168,551	917	169,468
Issuances in relation to share option exercises	$ 138	920			1,058		1,058
Issuances in relation to share option exercises (in shares)	1,386
Share-based compensation - Share options		3,236			3,236	3	3,239
Share-based compensation - Long-term incentive plan ("LTIP")		13,844			13,844	(33)	13,811
Share-based compensation		17,080			17,080	(30)	17,050
LTIP-treasury shares acquired and held by Trustee		(9,071)			(9,071)		(9,071)
Dividends declared to non-controlling shareholders of subsidiaries						(9,068)	(9,068)
Transfer between reserves		127	(127)
Divestment of an equity investee		(49)		4	(45)		(45)
Foreign currency translation adjustments				(5,901)	(5,901)	(344)	(6,245)
Balance at Jun. 30, 2023	$ 86,616	1,506,280	(803,057)	(7,800)	782,039	17,978	800,017
Balance (in shares) at Jun. 30, 2023	866,161
Balance at Dec. 31, 2022	$ 86,478	1,497,273	(971,481)	(1,903)	610,367	26,503	636,870
Balance (in shares) at Dec. 31, 2022	864,775
Balance at Dec. 31, 2023	$ 87,126	1,522,447	(870,869)	(8,163)	730,541	12,846	743,387
Balance (in shares) at Dec. 31, 2023	871,256
Net income			25,801		25,801	364	26,165
Issuances in relation to share option exercises	$ 10	218			228		228
Issuances in relation to share option exercises (in shares)	103
Share-based compensation - Share options		1,429			1,429	3	1,432
Share-based compensation - Long-term incentive plan ("LTIP")		19,520			19,520	(60)	19,460
Share-based compensation		20,949			20,949	(57)	20,892
LTIP-treasury shares acquired and held by Trustee		(36,064)			(36,064)		(36,064)
Dividends declared to non-controlling shareholders of subsidiaries						(1,000)	(1,000)
Foreign currency translation adjustments				(1,371)	(1,371)	(219)	(1,590)
Balance at Jun. 30, 2024	$ 87,136	$ 1,507,550	$ (845,068)	$ (9,534)	$ 740,084	$ 11,934	$ 752,018
Balance (in shares) at Jun. 30, 2024	871,359